EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Basic weighted number of shares	874	890	894
Dilutive impact of share options outstanding	1	3	5
Diluted weighted average number of shares	875	893	899
Basic	$ 0.878	$ 0.881	$ 0.459
Diluted	0.877	0.878	0.456
Adjusted	$ 0.945	$ 0.826	$ 0.851